[AIM LOGO APPEARS HERE]

                         AIM TAX-FREE INTERMEDIATE FUND


                                 ANNUAL REPORT                   MARCH 31, 1998

                    ------------------------------------------

                         AIM TAX-FREE INTERMEDIATE FUND

                            For shareholders who seek

                             a high level of income

                           exempt from federal taxes.

                               The Fund purchases

                          high-quality municipal bonds

                        maturing in 10 1/2 years or less.

                    ------------------------------------------

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Tax-Free Intermediate Fund's performance figures are historical and reflect reinvestment of all distributions and changes in net asset value. Unless otherwise indicated, the Fund's performance is computed at net asset value without a sales charge. When sales charges are included in performance figures, those figures reflect the maximum 1.00% sales charge.
o During the fiscal year ended 3/31/98, the Fund paid distributions of $0.501 per share.
o The 30-day yield is calculated on the basis of a formula defined by the SEC. The formula is based on the portfolio's potential earnings from dividends, interest, yield-to-maturity or yield-to-call of the bonds in the portfolio, net of all expenses and expressed on an annualized basis.
o The taxable-equivalent yield is calculated in the same manner as the 30-day yield with an adjustment for a stated, assumed tax rate.
o The Fund's annualized distribution rate reflects the Fund's most recent monthly dividend distribution multiplied by 12 and divided by the most recent month-end net asset value.
o The Fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
o The Fund's portfolio composition is subject to change and there is no assurance the Fund will continue to hold any particular security.
o   Past performance cannot guarantee comparable future results.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The Lehman Brothers Municipal Bond Index is an unmanaged composite representing an approximation of the performance of investment-grade municipal bonds.
o The unmanaged Lipper Intermediate Municipal Fund Index represents an average of the performance of the 30 largest intermediate-term municipal bond funds tracked by Lipper Analytical Services, Inc., an independent mutual funds performance monitor.
o The unmanaged Lipper Short-Intermediate Municipal Debt Index represents an average of the performance of the 30 largest short-intermediate municipal bond funds tracked by Lipper Analytical Services, Inc., an independent mutual funds performance monitor.
o Government securities, such as U.S. Treasury bills, notes, and bonds, offer a high degree of safety and are guaranteed as to the timely payment of principal and interest if held to maturity. Fund shares are not insured and their value and yield will vary with market conditions.
o An investment cannot be made in the indexes listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.

      Mutual funds, annuities, and other investments are not insured by the
         FDIC or any other government agency; are not deposits or other obligations of, or guaranteed by, any bank or any affiliate;
            and are subject to investment risks, including possible
                       loss of principal amount invested.

 This report may be distributed only to current shareholders or to persons who have received a current prospectus of the Fund.

                                                           The Chairman's Letter





                   Dear Fellow Shareholder:

                   The fiscal year ended March 31, 1998, turned out to be a good
  [PHOTO OF        one for bonds, including tax-exempt municipal bonds. While
 Charles T.        yields were low enough to make the market inviting for bond
  Bauer,           issuers, they were still attractive to investors given the
Chairman of        continued low rate of inflation.
the Board of       During the first part of the year, concern about the
  THE FUND         inflationary potential of vigorous economic growth rendered
APPEARS HERE]      bond market participants relatively cautious, as investors expected the Federal Reserve Board (the Fed) to raise interest rates to cool the expansion. Late in 1997, the focus turned to the potential negative impact of Asia's financial crisis in the U.S. and abroad. Expectations performed an about face, and fixed-income markets rallied in anticipation that the Fed would lower rates to counteract the dampening effects from the Far East situation. The rally in fixed-income markets was reflected in the yield on the benchmark 30-year U.S. Treasury Bond, which fell from 6.27% just prior to the Hong Kong stock market plunge on October 27 to 5.92% on December 31, 1997.
    Municipal bonds participated in the rally and finished strongly in 1997. As interest rates fell, more new municipal bonds entered the market, ending a long-standing drought in new-issue supply and increasing liquidity.
    By the close of the fiscal year, the much-anticipated economic slowdown had yet to arrive. Municipal-bond and Treasury yields, which had continued their downward spiral in January, headed upward in February as the chance of the Fed's lowering rates was pushed further into the future. Just as the reporting period closed, the Fed chose to leave the benchmark federal funds rate at 5.50%, unchanged for a full 12 months. The yield on the 30-year U.S. Treasury Bond stood at 5.93%, about the same as at the beginning of the quarter.
    The following pages feature an interview with your Fund's managers. They discuss their investment strategies, how your Fund performed in this context, and their outlook for the future.

               ---------------------------------------------------

                          While yields were low enough

                          to make the market inviting

                               for bond issuers,

                           they were still attractive

                        to investors given the continued

                             low rate of inflation.

               ---------------------------------------------------


EDUCATION EVENT WILL OFFER INVESTORS A REVIEW OF INVESTMENT POSSIBILITIES
AIM has always championed investor education, convinced that a more knowledgeable shareholder is a better customer. At AIM, we strongly believe every investor is well served by fundamental information about the saving and investing choices offered by the marketplace. A great deal of investment information will be available during an upcoming event that we hope our shareholders will participate in and learn from to the greatest extent possible.
    The event concerns citizens' financial planning for retirement, a subject of growing urgency as the population ages and the solvency of the Social Security system is increasingly debatable.
    The first National Summit on Retirement Savings will be held at the White House in June. Under the auspices of the Department of Labor working through public/private partnership, the summit's goal is to advance the public's knowledge of retirement savings through development of a broad-based education program and to develop recommendations for public/private action that would promote private retirement savings among American workers. We encourage you to look for further information on this White House summit in the national and local press.
    We are pleased to send you this report on your AIM Fund. Please contact our Client Services department at 800-959-4246 if you have any questions or comments. Remember that automated information about your account is available 24 hours a day on the AIM Investor Line, 800-246-5463. Account information and much more can be accessed through our Web site, at www.aimfunds.com.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman

The Managers' Overview

MUNICIPAL BONDS ENJOY GOOD YEAR

A roundtable discussion with the Fund management team for AIM Tax-Free Intermediate Fund for the fiscal year ended March 31, 1998.
--------------------------------------------------------------------------------

Q.  IT WAS GENERALLY A GOOD YEAR FOR BONDS. HOW DID THE FUND PERFORM?

A. Although the strong rally in the bond market lost some of its momentum toward the end of the reporting period, it was still a good year for fixed-income investments, including municipal issues. And while bond yields dropped to their lowest levels in decades, they were still attractive considering the low rate of inflation. In line with this trend, your Fund continued to provide solid current income (see chart below), exempt from federal taxes, while preserving relative stability of net asset value.
        For the year ended March 31, 1998, total return was 7.79%, competitive with the 8.12% total return for the Lipper Intermediate Municipal Fund Index and the 5.76% total return for the Lipper Short-Intermediate Municipal Debt Index. During the final quarter of the reporting period, when municipal bond prices were basically flat, the income generated by the Fund enabled it to outperform its peer group. For the three-month period ended March 31, 1998, the Fund posted a total return of 1.02% compared to 0.89% for the Lipper Intermediate Municipal Fund Index and 0.87% for the Lipper Short-Intermediate Municipal Debt Index. During the fiscal year, net asset value per share remained within a relatively narrow range of $10.69 to $11.16, continuing the Fund's history of relative price stability as illustrated by the accompanying chart. The Fund's net assets rose from $173.3 million to $201 million.

================================================================================
FUND PROVIDES ATTRACTIVE INCOME
--------------------------------------------------------------------------------
As of 3/31/98

 4.45%                   7.37%            3.88%               6.42%




 30-DAY                 TAXABLE          30-DAY              TAXABLE
DISTRIBU-             EQUIVALENT        SEC YIELD          EQUIVALENT
TION RATE              DISTRIBU-           AT                30-DAY
 AT NAV               TION RATE*         MAXIMUM           SEC YIELD*
                                        OFFERING
                                          PRICE


             *  Assumes highest marginal federal tax rate of 39.6%
================================================================================

Q. WHAT WAS THE IMPACT OF THE LOW-INFLATION ENVIRONMENT ON FIXED-INCOME SECURITIES?

A. Most types of bonds, including municipal issues, tended to appreciate in value as the fiscal year progressed because of low inflation and falling interest rates. For the 12-month period ended March 31, 1998, consumer prices rose just 1.4% and the Federal Reserve Board (the Fed) left interest rates unchanged.
        Bonds also were given a boost by last summer's agreement to balance the federal budget and the turmoil that hit world stock markets in the fall. Investors began shifting more assets into bonds, especially U.S. Treasury securities, after global stock markets plunged in October following the Asian currency devaluations. Early in 1998, however, the bond rally began to lose some of its vigor as the economy continued to grow at a healthy pace, dampening prospects that the Fed would lower interest rates in the immediate future.

================================================================================
HISTORY OF NET ASSET VALUE STABILITY
--------------------------------------------------------------------------------

5/11/87 - 3/31/98

   10.00      5/11/87
    9.93         6/87
    9.59         9/87
    9.79        12/87
    9.89         3/88
    9.82         6/88
    9.86         9/88
    9.81        12/88
    9.69         3/89
    9.94         6/89
    9.77         9/89
    9.99        12/89
    9.89         3/90
    9.93         6/90
    9.88         9/90
   10.01        12/90
   10.07         3/91
   10.07         6/91
   10.2          9/91
   10.33        12/91
   10.27         3/92
   10.43         6/92
   10.55         9/92
   10.58        12/92
   10.74         3/93
   10.87         6/93
   11.03         9/93
   11.02        12/93
   10.62         3/94
   10.61         6/94
   10.56         9/94
   10.38        12/94
   10.67         3/95
   10.76         6/95
   10.84         9/95
   10.92        12/95
   10.79         3/96
   10.72         6/96
   10.74         9/96
   10.8         12/96
   10.73         3/97
   10.86         6/97
   10.97         9/97
   11.06        12/97
   11.05         3/98

Source: Towers Data Systems HYPO --Registered Trademark--. There is no guarantee the Fund will maintain a constant NAV. Investment return will vary so that you may have a gain or a loss when you sell shares. Past performance cannot guarantee comparable future results.
================================================================================

Q.  WHAT WERE THE MAJOR TRENDS IN THE MUNICIPAL BOND MARKET?

A. The municipal-bond market tended to mirror the U.S. Treasury market. When the

    U.S. Treasury market rallied strongly in the second half of 1997, municipal bonds also appreciated in value, although not quite as dramatically as Treasury issues.
        The fiscal year also witnessed an increase in new-issue supply as many state and local governments rushed to refinance existing debt to take advantage of falling interest rates. Approximately $267 billion in new municipal bonds entered the market in 1997, the largest amount in three years. And some analysts are predicting that $240 billion in new municipal securities could be issued in 1998. We believe the increase in supply will enhance liquidity.

TOP FIVE BOND HOLDINGS
================================================================================
As of 3/31/98, based on total net assets
--------------------------------------------------------------------------------
                                         COUPON             MATURITY        %
--------------------------------------------------------------------------------

1. New York (City of) Municipal           5.25%             07/01/03      2.87
   Assistance Corp.

2. Louisiana (State of)                   6.00%             04/15/07      2.78

3. Hawaii (State of)                      6.00%             03/01/07      2.77

4. New York (City of)                     5.60%             11/01/05      2.64

5. Nassau (County of)                     5.15%             03/01/07      2.59

Please keep in mind the Fund's portfolio is subject to change and there is no assurance the Fund will continue to hold any particular security.
================================================================================



Q.  HOW WAS THE FUND POSITIONED AT THE END OF THE REPORTING PERIOD?

A. We emphasized revenue bonds, which are paid with income generated by various projects such as hospitals, highways, and housing. The creditworthiness of revenue bonds tends to be less sensitive to the political environment than that of general obligation bonds, which are paid with tax dollars. Public opposition to tax hikes is making it increasingly difficult for state and local governments to raise taxes to support general obligation bond issues.
        We particularly liked revenue bonds for essential services, such as water and sewer service, gas and electric service, and solid waste disposal. The demand for these services tends to remain constant regardless of economic trends.

Q.  ARE YOU CONTINUING TO MAINTAIN A HIGH-QUALITY PORTFOLIO?

A. Yes, as of March 31, 1998, the Fund had an average portfolio quality rating of AA+/Aa+ as measured by Standard & Poor's Corporation (S&P) and Moody's Investors Service, Inc., two widely known credit rating agencies. S&P and Moody's ratings are historical and are based on analysis of the credit quality of the individual municipal securities in the Fund's portfolio.
        Approximately 60% of the portfolio's holdings were securities rated AAA. Credit-enhanced securities' those backed by insurance or escrowed with U.S. Treasury securities comprised about 60% of the portfolio.

Q.  HOW DO YOU MANAGE FOR TAX EFFICIENCY?

A. We make every effort to avoid transactions that would result in capital gains that are not offset by capital losses. For the past four years, the Fund has paid no taxable capital gains distributions or ordinary income distributions.

Q.  DO YOU BELIEVE A FLAT TAX OR A NATIONAL SALES TAX WILL BE ADOPTED?

A. We believe that tax reform will not resurface as a serious issue until the presidential election campaign in the year 2000. While there has been much discussion about such far-reaching proposals as a flat tax or a national sales tax two plans that would eliminate the tax-exempt status of municipal bonds we don't think either will be adopted for several reasons. For one, a flat tax could mean higher taxes for most Americans. We also don't believe Washington would eliminate the tax-advantaged status of municipal debt at a time when more public spending responsibilities are being transferred to the state and local level.

Q.  WHAT IS YOUR OUTLOOK FOR THE FUTURE?

A. We remain optimistic about bonds, including municipal issues. If the economy continues to grow at a steady pace and inflation remains low, it should bode well for fixed-income securities. Moreover, the yields and prices of municipal bonds are attractive relative to taxable U.S. Treasury securities. Consequently, as Treasury supply diminishes in response to a shrinking federal deficit and more Americans become subject to higher tax brackets, municipal bonds could gain in popularity.
        If the Fed leaves monetary policy unchanged in the months ahead, we expect bond yields to remain within a relatively narrow range around their current levels. If yields rise, however, we are prepared to take advantage of such a trend by investing in higher income-generating securities.

================================================================================
Portfolio Composition
As of 3/31/98, based on total assets
--------------------------------------------------------------------------------
Revenue Bonds
68%

General Obligation Bonds
31%

Other
1%

Number of Holdings         182
Average Maturity           6.1 Years
Duration                   4.8 Years
================================================================================

Long-Term Performance

AIM TAX-FREE INTERMEDIATE FUND VS. BENCHMARK INDEX

The chart below compares your Fund to a benchmark index. It is intended to give you a general idea of how your Fund performed compared to the bond market over the period 3/31/88 - 3/31/98. It is important to understand the difference between your Fund and an index. Your Fund's total return is shown with a sales charge and includes Fund expenses and management fees. An index measures the performance of a hypothetical portfolio, in this case the Lehman Brothers Municipal Bond Index. Unlike your Fund, the index is not managed; therefore, there are no sales charges, expenses or fees. You cannot invest in an index. But if you could buy all the securities that make up a particular index, you would incur expenses that would affect the return on your investment.

GROWTH OF A $10,000 INVESTMENT

3/31/88 - 3/31/98

--------------------------------------------------------------------------------
          AIM TAX-FREE INTERMEDIATE     Lehman Muni Bond
Year              FD $18,794            Index Trust $22,289
--------------------------------------------------------------------------------
3/31/88           9,900                 10,000
3/31/89           10,321                10,719
3/31/90           11,209                11,851
3/31/91           12,143                12,943
3/31/92           13,164                14,238
3/31/93           14,481                16,022
3/31/94           14,984                16,393
3/31/95           15,758                17,611
3/31/96           16,713                19,088
3/31/97           17,437                20,129
3/31/98           18,794                22,289

================================================================================
AVERAGE ANNUAL TOTAL RETURNS

As of 3/31/98, including sales charges

10 Years                   6.51%
  5 Years                  5.14
  1 Year                   6.70*

*7.79% excluding sales charges

================================================================================
Your Fund's total return includes sales charges, expenses, and management fees. For Fund performance calculations and descriptions of indexes cited on this page, please refer to the inside front cover.

Past performance cannot guarantee comparable future results.

SCHEDULE OF INVESTMENTS

March 31, 1998

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
MUNICIPAL OBLIGATIONS-98.54%

ALABAMA-0.71%

Alabama State Municipal
  Electric Authority; Power
  Supply
  Series A RB
  6.30%, 09/01/01(b)          AAA    Aaa     $  400   $    428,387
------------------------------------------------------------------
Birmingham (City of) Special
  Care Facilities Financing
  Authority (Charity
  Obligation Group);
  Hospital Series 1997 D RB
  4.95%, 11/01/07(c)          AA+    Aa2      1,000      1,016,740
------------------------------------------------------------------
                                                         1,445,127
------------------------------------------------------------------

ALASKA-1.03%

Anchorage (City of); School
  Series 1994 GO
  5.50%, 07/01/06(b)          AAA    Aaa      1,950      2,088,470
------------------------------------------------------------------

ARIZONA-3.57%

Arizona (State of)
  (Educational Loan
  Marketing Corp.);
  Refunding Series A RB
  6.55%, 03/01/99              -     Aa2      1,000      1,021,910
------------------------------------------------------------------
Maricopa County (Gilbert
  Unified School District
  #41 Project of 1988);
  School Improvement Series
  1992 E GO
  6.20%, 07/01/02(d)          AAA    Aaa      1,250      1,358,313
------------------------------------------------------------------
Maricopa County School
  District #90 (Ruth Fisher
  Elementary); Series 1997
  GO
  4.70%, 07/01/99              -      A2      1,300      1,307,878
------------------------------------------------------------------
Mesa Industrial Development
  Authority (Western Health
  Network-Mesa Lutheran
  Project); Health Care
  Facilities Refunding
  Series 1988 B1 RB
  7.50%, 01/01/04(b)          AAA    Aaa        620        647,602
------------------------------------------------------------------
Mohave County Unified School
  District #1 (Lake Havasu);
  Series A GO
  5.40%, 07/01/06(b)          AAA    Aaa        200        211,704
------------------------------------------------------------------
Navajo County Unified School
  District; Series 1997 A GO
  5.00%, 07/01/07(b)          AAA    Aaa        450        467,176
------------------------------------------------------------------
Phoenix (City of); Senior
  Lien Street and Highway
  User Refunding Series 1992
  RB
  6.20%, 07/01/02              AA     A1      1,000      1,085,020
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE

ARIZONA-(CONTINUED)

Yuma Industrial Development
  Authority (Yuma Regional
  Medical Center Project);
  Health Care Facilities
  Refunding Series 1997 RB
  5.70%, 08/01/06(b)          AAA    Aaa     $1,000   $  1,086,120
------------------------------------------------------------------
                                                         7,185,723
------------------------------------------------------------------

ARKANSAS-4.36%

Arkansas State Development
  Financial Authority;
  Correction Facility Series
  1996 RB
  6.25%, 10/01/06(b)          AAA    Aaa      1,800      2,047,554
------------------------------------------------------------------
Conway (City of); Sales and
  Use Tax Capital
  Improvement Series 1997 A
  RB
  4.80%, 12/01/07(b)          AAA    Aaa        825        841,574
------------------------------------------------------------------
Little Rock (City of)
  (Baptist Medical Center);
  Health Facility Hospital
  Series RB
  6.70%, 11/01/04(b)          AAA    Aaa      1,400      1,569,385
------------------------------------------------------------------
North Little Rock (City of);
  Electric System Refunding
  Series 1992 A RB
  6.00%, 07/01/01(b)          AAA    Aaa        500        531,670
------------------------------------------------------------------
Pine Bluff (City of)
  Pollution Control
  Facilities (International
  Paper Company); Refunding
  Series 1997 A RB 4.90%,
  12/01/06                     A-     A3      2,185      2,204,818
------------------------------------------------------------------
Sebastian (County of)
  (Arkansas Community Jr.
  College District);
  Refunding & Improvement
  Series 1997 GO
  5.10%, 04/01/06(b)           -     Aaa        500        523,370
------------------------------------------------------------------
  5.20%, 04/01/07(b)           -     Aaa      1,000      1,055,850
------------------------------------------------------------------
                                                         8,774,221
------------------------------------------------------------------

CALIFORNIA-1.49%

California State Public
  Works Board (Department of
  Corrections) (State
  Prison-Madera County);
  Lease Series 1990 A RB
  7.00%, 09/01/00              A      A         100        107,110
------------------------------------------------------------------
Folsom (City of) (School
  Facilities Project);
  Series 1994 B GO 6.00%,
  08/01/02(b)                 AAA    Aaa        500        539,345
------------------------------------------------------------------
Inglewood (City of) (Daniel
  Freeman Hospital Inc.);
  Insured Hospital Series
  1991 RB 6.50%, 05/01/01(d)  NRR    NRR        400        427,476
------------------------------------------------------------------
Orange (County of);
  Refunding Recovery Series
  A RB 5.50%, 06/01/06(b)     AAA    Aaa      1,000      1,078,230
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE

CALIFORNIA-(CONTINUED)

Parking Authority of the
  City and County of San
  Francisco; Parking Meter
  Series 1994 RB 6.75%,
  06/01/05(b)                 AAA    Aaa     $  500   $    573,120
------------------------------------------------------------------
West End Water Development,
  Treatment, and
  Conservation Joint Powers
  Authority; Water
  Facilities Series 1990
  Certificates of
  Participation 7.00%,
  10/01/00                    BBB+    A         250        265,500
------------------------------------------------------------------
                                                         2,990,781
------------------------------------------------------------------

COLORADO-0.01%

Colorado Student Obligation
  Bond Authority; Student
  Loan Series 1985 B RB
  6.125%, 12/01/98             -      A          25         25,315
------------------------------------------------------------------

CONNECTICUT-1.53%

Berlin (City of); Unlimited
  Tax Series 1997 GO 5.00%,
  06/15/00(b)                 AAA    Aaa        350        358,243
------------------------------------------------------------------
Connecticut (State of);
  Series B GO 5.25%,
  07/01/02                    AA-    Aa3        250        250,215
------------------------------------------------------------------
Connecticut (State of)
  Development Authority
  (Light and Power Company);
  Refunding Series A PCR
  3.65%, 09/01/28(e)          A1+   VMIG1       200        200,000
------------------------------------------------------------------
New Haven (City of); Series
  1997 GO 6.00%, 02/15/06(b)  AAA    Aaa      2,050      2,261,683
------------------------------------------------------------------
                                                         3,070,141
------------------------------------------------------------------

DELAWARE-0.39%

Delaware Transportation
  Authority; Senior Lien
  Transportation System
  Series 1991 RB 6.00%,
  07/01/01(c)(d)              AAA    Aaa        750        792,818
------------------------------------------------------------------

DISTRICT OF COLUMBIA-6.16%

District of Columbia;
  Refunding Unlimited Tax
  Series B GO 6.75%,
  06/01/99(b)                 AAA    Aaa        750        764,655
------------------------------------------------------------------
  6.125%, 06/01/03(b)         AAA    Aaa      3,020      3,276,821
------------------------------------------------------------------
  5.50%, 06/01/07(b)          AAA    Aaa      3,000      3,206,730
------------------------------------------------------------------
District of Columbia
  (American Association
  Advancement Science);
  Series 1997 RB 5.00%,
  01/01/05(b)                 AAA    Aaa        800        825,336
------------------------------------------------------------------
  5.50%, 01/01/06(b)          AAA    Aaa      1,235      1,314,905
------------------------------------------------------------------
District of Columbia
  (Medlantic Healthcare
  Group); Refunding Series
  1993 A RB 5.50%,
  08/15/06(b)                 AAA    Aaa        500        530,930
------------------------------------------------------------------
District of Columbia
  (Medlantic Healthcare
  Group); Series 1996 A RB
  6.00%, 08/15/06(b)          AAA    Aaa      1,550      1,699,187
------------------------------------------------------------------
  6.00%, 08/15/07(b)          AAA    Aaa        500        550,750
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE

DISTRICT OF
  COLUMBIA-(CONTINUED)

District of Columbia (The
  Howard University Issue);
  University Series 1990 A
  RB 6.90%, 10/01/00           A+     A3     $  200   $    212,418
------------------------------------------------------------------
                                                        12,381,732
------------------------------------------------------------------

FLORIDA-1.61%

Palm Beach County Solid
  Waste Authority; Refunding
  Series 1997 A RB 5.50%,
  10/01/06(b)                 AAA    Aaa      3,000      3,229,560
------------------------------------------------------------------

GEORGIA-3.03%

Albany (City of); Sewer
  System Series 1992 RB
  6.30%, 07/01/02(d)          AAA    Aaa        500        541,400
------------------------------------------------------------------
Fulton (County of); Water
  and Sewer Refunding Series
  1992 RB 5.75%, 01/01/02(b)  AAA    Aaa        715        754,747
------------------------------------------------------------------
Georgia (State of); Series
  1988 D GO 7.10%, 06/01/99   AAA    Aaa      2,000      2,050,820
------------------------------------------------------------------
Georgia State Municipal
  Electric Authority; Series
  V RB 6.00%, 01/01/01(b)     AAA    Aaa      1,000      1,048,770
------------------------------------------------------------------
Marietta County School
  District; Refunding Series
  1993 GO 5.50%, 01/01/07     AA-     A       1,110      1,162,114
------------------------------------------------------------------
Metropolitan Atlanta Rapid
  Transit Authority; Sales
  Tax Refunding Series M RB
  6.15%, 07/01/02             AA-     A1        500        540,364
------------------------------------------------------------------
                                                         6,098,215
------------------------------------------------------------------

HAWAII-2.77%

Hawaii (State of); Refunding
  Series 1997 GO 6.00%,
  03/01/07(b)                 AAA    Aaa      5,000      5,564,750
------------------------------------------------------------------

ILLINOIS-5.63%

Chicago (City of); Series
  1997 GO 6.00%, 01/01/06(b)  AAA    Aaa        500        548,885
------------------------------------------------------------------
Chicago (City of) (Central
  Public Library Project);
  Adjustable Rate Series
  1988 C GO 6.10%,
  01/01/99(b)                 AAA    Aaa        500        508,915
------------------------------------------------------------------
Hoffman Estates Illinois
  Multifamily Housing (Park
  Place Apartments Project);
  Refunding Series 1996 RB
  5.75%, 06/01/06(c)          AAA    Aaa      1,250      1,324,250
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE


ILLINOIS-(CONTINUED)

Illinois Development
  Financial Authority;
  Series 1997 IDR 4.80%,
  08/01/07(c)                 AA+    NRR     $1,000   $  1,000,130
------------------------------------------------------------------
Illinois Development
  Financial Authority
  (American College
  Surgeons); Series 1996 RB
  3.70%, 08/01/26(e)          A1+     -       2,300      2,300,000
------------------------------------------------------------------
Illinois Educational
  Facilities Authority
  (Augustana College);
  Series 1997 RB
  4.80%, 10/01/99(b)          AAA    NRR        375        380,505
------------------------------------------------------------------
Illinois Health Facilities
  Authority; Revolving
  Pooled Financing Series D
  RB
  3.70%, 08/01/15(e)          A1+   VMIG1       800        800,000
------------------------------------------------------------------
Illinois Health Facilities
  Authority (Edward
  Obligated Group); Series
  1997 A RB
  4.90%, 02/15/08(b)          AAA    Aaa        835        851,316
------------------------------------------------------------------
Illinois Health Facilities
  Authority (Highland Park
  Hospital); Series 1991 A
  RB
  4.80%, 10/01/99(b)          AAA    Aaa        500        506,975
------------------------------------------------------------------
  5.55%, 10/01/06(b)          AAA    Aaa        500        534,900
------------------------------------------------------------------
Illinois Health Facilities
  Authority (Mercy Hospital
  and Medical Center);
  Refunding Series 1992 RB
  6.20%, 01/01/00              A-    Baa1       250        257,285
------------------------------------------------------------------
Illinois Regional Transit
  Authority; Series B RB
  6.30%, 06/01/04(c)(d)       AAA    Aaa      1,000      1,125,460
------------------------------------------------------------------
Joliet (City of); Waterworks
  and Sewer Series 1991 RB
  6.95%, 01/01/01(b)          AAA    Aaa        250        267,957
------------------------------------------------------------------
Kane (County of) Public
  Building Commission;
  Unlimited Tax Public
  Building Series B GO
  6.20%, 12/01/99(c)(d)       NRR    NRR        700        725,032
------------------------------------------------------------------
Kane County School District
  #131 (Aurora East Side
  Project); Series 1998 A GO
  7.10%, 12/01/98(c)(d)       AAA    Aaa        175        178,896
------------------------------------------------------------------
                                                        11,310,506
------------------------------------------------------------------

INDIANA-2.78%

Frankfort Middle School
  Building Corp.; Refunding
  Series 1996 RB
  5.20%, 01/10/07(b)          AAA    Aaa        295        308,718
------------------------------------------------------------------
Hamilton (County of)
  Optional Income Tax
  Revenue Series 1998 RB
  5.00%, 07/10/08(b)          AAA    Aaa      1,095      1,111,622
------------------------------------------------------------------
Indiana Health Facilities
  Financing Authority
  (Charity Obligated Group);
  Series 1997 D RB
  5.00%, 11/01/07(c)          AA+    Aa2      2,500      2,564,975
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE

INDIANA-(CONTINUED)

Indiana Transportation
  Finance Authority; Airport
  Facilities Lease Series A
  RB
  6.00%, 11/01/01              A      A1     $  500   $    529,245
------------------------------------------------------------------
Indiana Transportation
  Finance Authority; Highway
  Series A RB
  5.50%, 06/01/07(b)          AAA    Aaa      1,000      1,074,330
------------------------------------------------------------------
                                                         5,588,890
------------------------------------------------------------------

IOWA-0.26%

Iowa Student Loan Liquidity
  Corp.; Student Loan Series
  1992 A RB
  6.25%, 03/01/00              -     Aa1        500        517,495
------------------------------------------------------------------

KENTUCKY-0.34%

Kentucky State Turnpike
  Authority (Economic
  Development Road
  Revitalization Project);
  RB
  7.125%, 05/15/00(c)(d)      AAA    Aaa        260        279,903
------------------------------------------------------------------
Western Kentucky University;
  Consolidated Educational
  Buildings Refunding Series
  M RB
  4.70%, 05/01/99(b)          AAA    Aaa        390        394,360
------------------------------------------------------------------
                                                           674,263
------------------------------------------------------------------

LOUISIANA-5.33%

Jefferson Parish School
  Board; Sales and Use Tax
  RB
  6.00%, 02/01/04(b)          AAA    Aaa      1,720      1,864,583
------------------------------------------------------------------
Louisiana (State of); Series
  A GO
  6.00%, 04/15/07(b)          AAA    Aaa      5,000      5,579,100
------------------------------------------------------------------
Louisiana Offshore Terminal
  Authority (Loop, Inc.);
  Deepwater Port Refunding
  Series 1992 RB
  6.00%, 09/01/01              A     Baa1     1,000      1,052,380
------------------------------------------------------------------
  6.20%, 09/01/03              A     Baa1     1,000      1,081,790
------------------------------------------------------------------
Louisiana Public Facilities
  Authority (Tulane
  University of Louisiana);
  Series 1987 C RB
  7.30%, 08/15/99              A+     A1        270        276,024
------------------------------------------------------------------
Ouachita (Parish of)
  Hospital Service District
  #1 (Glenwood Regional
  Medical Center); Hospital
  Refunding Series 1996 RB
  5.00%, 05/15/99              A      -         850        858,874
------------------------------------------------------------------
                                                        10,712,751
------------------------------------------------------------------

MASSACHUSETTS-0.21%

New England Education Loan
  Marketing Corp.; Student
  Loan Refunding Senior
  Issue 1992 D RB
  6.20%, 09/01/00              -     Aaa        400        419,172
------------------------------------------------------------------

MICHIGAN-2.25%

Dearborn (City of) Economic
  Development Corp. (Oakwood
  Obligated Group); Hospital
  Series 1991 A RB
  6.95%, 08/15/01(c)(d)       AAA    Aaa      1,000      1,106,150
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE

MICHIGAN-(CONTINUED)

Detroit (City of) School
  District; GO
  5.60%, 05/01/01             AA+    Aa2     $  765   $    798,285
------------------------------------------------------------------
Michigan State Building
  Authority; Refunding
  Series I RB
  6.40%, 10/01/04              AA    Aa1      2,000      2,175,520
------------------------------------------------------------------
Michigan State Strategic
  Fund; Refunding Series
  1988 PCR
  3.80%, 04/15/18(e)           -      P1        440        440,000
------------------------------------------------------------------
                                                         4,519,955
------------------------------------------------------------------

MINNESOTA-0.39%

Southern Minnesota Municipal
  Power Agency; Power Supply
  System Series A RB
  5.60%, 01/01/04              A+     A2        745        786,020
------------------------------------------------------------------

MISSOURI-0.46%

Fort Osage Reorganization
  School District #1
  (Missouri School District
  Direct Deposit Program);
  Series 1997 GO
  4.95%, 03/01/06              AA    Aa2        405        420,000
------------------------------------------------------------------
State Environmental
  Improvement and Energy
  Resource Authority (City
  of Branson Project) (State
  Revolving Fund Program);
  Water Series 1995 A PCR
  5.00%, 07/01/99(b)          AAA    Aaa        500        507,925
------------------------------------------------------------------
                                                           927,925
------------------------------------------------------------------

MONTANA-0.22%

Montana Higher Education
  Assistance Corp.; Student
  Loan Series
  1992 A RB
  6.60%, 12/01/00              -      A         420        444,881
------------------------------------------------------------------

NEVADA-0.25%

Clark County Improvement
  District No. 65 (Lamb
  Boulevard III); Series
  1992 GO
  6.20%, 12/01/02             AA-     A1        120        123,977
------------------------------------------------------------------
Nevada (State of) (Nevada
  Municipal Bond Bank
  Project Nos. 38-39);
  Limited Tax Series 1992 A
  GO 6.00%, 07/01/01(d)        AA    NRR        350        368,893
------------------------------------------------------------------
                                                           492,870
------------------------------------------------------------------

NEW JERSEY-1.41%

Gloucester County Utilities
  Authority; Sewer Refunding
  Series 1991 RB
  6.10%, 01/01/00             AA-     A1        225        233,561
------------------------------------------------------------------
Jersey City (City of)
  (Qualified School Bond);
  GO
  6.40%, 02/15/00              AA     A3      1,000      1,043,610
------------------------------------------------------------------
New Jersey Transportation
  Trust Fund Authority;
  Transportation System
  Series 1992 A RB
  5.90%, 06/15/99(d)          NRR    Aaa      1,000      1,024,930
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE

NEW JERSEY-(CONTINUED)

Trenton (City of); Fiscal
  Year Adjustment GO
  6.10%, 08/15/02(b)          AAA    Aaa     $  500   $    538,750
------------------------------------------------------------------
                                                         2,840,851
------------------------------------------------------------------

NEW MEXICO-0.78%

Albuquerque (City of); Joint
  Water and Sewer Series
  1990 A RB
  6.00%, 07/01/00(c)(d)       AAA    NRR      1,000      1,041,360
------------------------------------------------------------------
Santa Fe (City of); Series
  1994 A RB
  5.50%, 06/01/03(d)          AAA    Aaa        500        528,660
------------------------------------------------------------------
                                                         1,570,020
------------------------------------------------------------------

NEW YORK-12.20%

Nassau (County of); GO
  5.15%, 03/01/07(b)          AAA    Aaa      5,000      5,195,250
------------------------------------------------------------------
New York (City of);
  Refunding
  Series D GO
  5.60%, 11/01/05             BBB+    A3      5,000      5,310,050
------------------------------------------------------------------
New York (City of); Series G
  GO
  5.90%, 02/01/05             BBB+    A3      1,150      1,235,273
------------------------------------------------------------------
New York (City of) Municipal
  Assistance Corp.; Series I
  RB
  5.25%, 07/01/03              AA    Aa2      5,500      5,774,175
------------------------------------------------------------------
New York (State of)
  Dormitory Authority;
  Mental Health Facilities
  Series A RB
  6.00%, 02/15/05              A-    Baa1     1,000      1,077,900
------------------------------------------------------------------
  6.00%, 08/15/07              A-    Baa1     1,775      1,942,453
------------------------------------------------------------------
New York (State of)
  Dormitory Authority (Beth
  Israel Medical Center);
  Series 1997 B RB
  5.50%, 11/01/06(b)          AAA    Aaa      1,000      1,074,890
------------------------------------------------------------------
New York (State of)
  Dormitory Authority (Pace
  University Issue); Series
  1997 RB
  6.00%, 07/01/07(b)          AAA    Aaa      1,275      1,421,294
------------------------------------------------------------------
New York (State of) Medical
  Care Facilities Financing
  Agency; Hospital & Nursing
  Home Series 1995 A RB
  5.60%, 02/15/05(b)          AAA     -       1,425      1,492,616
------------------------------------------------------------------
                                                        24,523,901
------------------------------------------------------------------

NORTH DAKOTA-0.84%

Fargo (City of); Refunding
  Water Series 1997 RB
  5.50%, 01/01/08(b)          AAA    Aaa        905        971,997
------------------------------------------------------------------
Grand Forks Health Care
  System (Altru Health
  System Obligated Group);
  Series 1997 RB
  4.55%, 08/15/00(b)          AAA    Aaa        705        712,847
------------------------------------------------------------------
                                                         1,684,844
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE

OHIO-4.40%

Cleveland City School
  District; Series 1997 RB
  5.00%, 06/01/01(b)          AAA    Aaa     $2,000   $  2,055,120
------------------------------------------------------------------
Franklin (County of); 1991
  Issue GO
  6.30%, 12/01/01(c)(d)       NRR     -       1,500      1,634,205
------------------------------------------------------------------
Greene (County of); Water
  System Series A RB
  5.45%, 12/01/06(b)          AAA    Aaa        585        626,629
------------------------------------------------------------------
Hilliard City School
  District; School
  Improvement Refunding
  Series 1992 GO
  6.05%, 12/01/00(b)          AAA    Aaa        500        528,055
------------------------------------------------------------------
  6.15%, 12/01/01(b)          AAA    Aaa        250        268,912
------------------------------------------------------------------
Lucas County (St. Vincent's
  Medical Center); Hospital
  Series A RB
  6.75%, 08/15/20(b)          AAA    Aaa      2,000      2,146,580
------------------------------------------------------------------
Ohio (State of)(Elementary &
  Secondary Education
  Facilities); Series 1997
  RB
  5.10%, 12/01/05             AA-    Aa3      1,500      1,573,530
------------------------------------------------------------------
                                                         8,833,031
------------------------------------------------------------------

OKLAHOMA-1.43%

Norman (City of) Hospital
  Authority; Refunding
  Series A RB
  5.20%, 09/01/06(b)          AAA    Aaa        310        325,041
------------------------------------------------------------------
  5.30%, 09/01/07(b)          AAA    Aaa      1,090      1,151,967
------------------------------------------------------------------
Oklahoma Housing Finance
  Agency; Single Family
  Mortgage
  Series A RB
  6.55%, 03/01/00(b)          AAA    Aaa        115        119,414
------------------------------------------------------------------
Southern Oklahoma Memorial
  Hospital Authority;
  Hospital Series 1993 A RB
  5.60%, 02/01/00(d)          NRR    NRR      1,250      1,284,837
------------------------------------------------------------------
                                                         2,881,259
------------------------------------------------------------------

OREGON-2.46%

Grande Ronde (City of)
  Community Confederated
  Tribes (Governmental
  Facilities and
  Infrastructure); Unlimited
  Tax Series 1997 GO
  4.75%, 12/01/04(b)          AAA    Aaa      1,000      1,024,600
------------------------------------------------------------------
  4.80%, 12/01/05(b)          AAA    Aaa      1,045      1,070,508
------------------------------------------------------------------
  5.00%, 12/01/07(b)          AAA    Aaa      1,145      1,184,846
------------------------------------------------------------------
Portland (City of); Sewer
  System Series 1994 A RB
  5.45%, 06/01/03              A+     A1      1,065      1,129,677
------------------------------------------------------------------
  5.55%, 06/01/04              A+     A1        500        535,436
------------------------------------------------------------------
                                                         4,945,067
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE

PENNSYLVANIA-2.14%

Chester Upland School
  Authority; Refunding
  Series 1997 B RB
  4.60%, 09/01/06(b)          AAA    Aaa     $  505   $    509,540
------------------------------------------------------------------
  4.70%, 09/01/07(b)          AAA    Aaa        535        542,292
------------------------------------------------------------------
Pennsylvania Industrial
  Development Authority;
  Economic Development
  Series 1991 A RB
  6.50%, 07/01/98(d)          NRR    NRR        150        151,065
------------------------------------------------------------------
York (City of); Pooled
  Financing RB 3.80%,
  09/01/26(e)(f)               A1     -       3,085      3,085,000
------------------------------------------------------------------
                                                         4,287,897
------------------------------------------------------------------

RHODE ISLAND-1.26%

Rhode Island (State of);
  Refunding Series 1992 A GO
  6.10%, 06/15/03(b)          AAA    Aaa      1,000      1,089,800
------------------------------------------------------------------
Rhode Island State Turnpike
  and Bridge Authority;
  Refunding Series 1997 A RB
  5.00%, 12/01/99              A      -       1,395      1,419,817
------------------------------------------------------------------
                                                         2,509,617
------------------------------------------------------------------

SOUTH CAROLINA-0.48%

Beaufort (County of)
  Hospital Facilities
  (Beaufort County Memorial
  Hospital); Refunding
  Series 1997 RB
  4.20%, 12/01/99             AAA    Aaa        930        936,185
------------------------------------------------------------------

SOUTH DAKOTA-1.03%

Rapid City (City of); Sales
  Tax Series 1995 A RB
  5.60%, 06/01/05(b)          AAA    Aaa        255        275,229
------------------------------------------------------------------
South Dakota Health and
  Education Facility
  (McKennan Hospital);
  Refunding Series 1996 RB
  5.40%, 07/01/06(b)          AAA    Aaa      1,680      1,783,051
------------------------------------------------------------------
                                                         2,058,280
------------------------------------------------------------------

TENNESSEE-2.94%

Nashville and Davidson
  (County of) Health and
  Education Facilities Board
  (Meharry Medical
  College); RB
  7.875%, 12/01/04(d)         NRR    Aaa        995      1,116,947
------------------------------------------------------------------
Nashville and Davidson
  (County of) Health and
  Education Facilities Board
  (Multifamily Housing
  Project); Series 1996 RB
  5.50%, 01/01/07(c)          AAA     -       2,700      2,831,490
------------------------------------------------------------------
Tennessee Housing
  Development Agency;
  Mortgage Financing Series
  1993 A RB
  5.65%, 01/01/07              A+     A1      1,360      1,416,399
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE

TENNESSEE-(CONTINUED)

Tennessee School Board
  Authority; College and
  University Improvement
  Series RB
  5.75%, 05/01/06              AA     A1     $  550   $    550,622
------------------------------------------------------------------
                                                         5,915,458
------------------------------------------------------------------

TEXAS-9.63%

Alamo Community College
  District; Series 1990 GO
  6.90%, 02/15/00(c)(d)       NRR    Aaa        500        525,795
------------------------------------------------------------------
Austin (City of); Combined
  Utility System Refunding
  Series 1986 RB
  7.20%, 05/15/98(d)          NRR    NRR         25         25,100
------------------------------------------------------------------
  7.20%, 05/15/98              A      A2        175        175,780
------------------------------------------------------------------
Austin (City of); Utility
  System Series 1998 A RB
  7.50%, 11/15/98              A      A2        750        767,723
------------------------------------------------------------------
Clint Independent School
  District; Unlimited Tax
  Refunding Series 1991 GO
  6.30%, 03/01/00(b)           -     Aaa        185        189,144
------------------------------------------------------------------
Comal County Industrial
  Development Authority (The
  Coleman Company, Inc.
  Project); Series 1980 IDR
  9.25%, 08/01/00(d)          NRR    NRR        505        539,633
------------------------------------------------------------------
Conroe (City of) Independent
  School District; Unlimited
  School Tax GO
  7.375%, 02/01/01(b)         AAA    Aaa        115        125,206
------------------------------------------------------------------
Dallas (City of); Waterwork
  & Sewer System Series A RB
  5.50%, 10/01/05              AA    Aa2      1,000      1,008,920
------------------------------------------------------------------
Gatesville Independent
  School District; Unlimited
  Tax School Building and
  Refunding Series 1995 RB
  5.80%, 02/01/03(b)           -     Aaa        485        519,212
------------------------------------------------------------------
Harris (County of) (Port of
  Houston Authority); RB
  5.75%, 05/01/02              A      A       1,320      1,341,093
------------------------------------------------------------------
  5.75%, 05/01/02(b)          AAA    Aaa      1,295      1,316,354
------------------------------------------------------------------
Harris County Health
  Facilities Development
  Corp. (Memorial Hospital
  System Project); Hospital
  Series 1992 RB
  6.70%, 06/01/00(d)          NRR    NRR      1,000      1,053,170
------------------------------------------------------------------
Harris County Health
  Facilities Development
  Corp. (School Health Care
  System Project); Series B
  RB
  5.10%, 07/01/06              AA    Aa3      1,000      1,039,480
------------------------------------------------------------------
Keller (City of) Independent
  School District; Series
  1994 Certificates of
  Participation
  5.75%, 08/15/01(b)          AAA    Aaa        915        964,327
------------------------------------------------------------------
Kerrville (City of);
  Electric System Refunding
  Series 1991 RB
  6.375%, 11/01/01(b)         AAA    Aaa        185        198,866
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE

TEXAS-(CONTINUED)

La Marque Independent School
  District; Unlimited
  Schoolhouse Tax Series
  1992 GO
  7.50%, 08/15/99(b)          AAA    Aaa     $  575   $    603,900
------------------------------------------------------------------
  7.50%, 08/15/02(b)          AAA    Aaa        750        850,305
------------------------------------------------------------------
Lubbock Health Facility
  Development Corp.;
  Methodist Hospital
  Refunding Series 1993 B
  5.40%, 12/01/05(b)          AAA    Aaa        500        530,515
------------------------------------------------------------------
Plano Independent School
  District; GO
  5.80%, 02/15/05(b)          AAA    Aaa      2,025      2,171,145
------------------------------------------------------------------
San Antonio (City of);
  Electric and Gas System
  Prerefunding Series 1989 A
  RB
  7.00%, 02/01/99(c)(d)        -     Aaa        165        171,786
------------------------------------------------------------------
  7.00%, 02/01/01              AA    Aa1        235        244,174
------------------------------------------------------------------
Tarrant (County of) Health
  Facilities Development
  Corp. (Texas Health
  Resources System); Series
  1997 A RB
  5.50%, 02/15/05(b)          AAA    Aaa      1,000      1,061,480
------------------------------------------------------------------
  5.50%, 02/15/06(b)          AAA    Aaa        500        532,785
------------------------------------------------------------------
Tarrant (County of) Housing
  Finance Corp. (Arbors on
  Park II); Multifamily
  Housing Series RB
  5.05%, 12/01/07             AAA     -       1,500      1,516,965
------------------------------------------------------------------
Temple (City of) (Bell
  County); Refunding Series
  1992 GO
  5.80%, 02/01/01(b)          AAA    Aaa        250        261,765
------------------------------------------------------------------
Texas Municipal Power
  Agency; RB
  5.75%, 09/01/02(c)(d)       AAA    Aaa      1,000      1,061,770
------------------------------------------------------------------
Texas Turnpike Authority
  (Addison Airport Toll
  Tunnel Project); Dallas
  North Tollway Series 1994
  RB
  6.30%, 01/01/05(b)          AAA    Aaa        500        554,875
------------------------------------------------------------------
University of Texas System;
  General Tuition Refunding
  Series 1986 RB
  7.75%, 08/15/98(d)          AAA    Aaa         10         10,148
------------------------------------------------------------------
                                                        19,361,416
------------------------------------------------------------------

UTAH-1.61%

Intermountain Power Agency
  (Utah Power Supply);
  Refunding Series 1997 B RB
  6.00%, 07/01/07(b)          AAA    Aaa      1,000      1,112,341
------------------------------------------------------------------
Salt Lake (City of)
  Municipal Building
  Authority; Series A RB
  6.50%, 10/15/00              A+    Aa3        570        590,737
------------------------------------------------------------------
Utah (State of) (Board of
  Water Resources Program);
  Revolving Fund
  Recapitalization Series
  1992 B RB
  6.10%, 04/01/02              AA     -         500        539,361
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE

UTAH-(CONTINUED)

Utah Municipal Finance
  Cooperative (Pooled
  Capital Improvement
  Financing Program)
  (University Hospital
  Project); Local Government
  Series
  August 1, 1991 RB
  6.50%, 05/15/99(d)          NRR    NRR     $  475   $    488,599
------------------------------------------------------------------
Utah Water Financing Agency;
  Series A RB
  4.40%, 10/01/99(b)          AAA    Aaa        500        504,820
------------------------------------------------------------------
                                                         3,235,858
------------------------------------------------------------------

VIRGINIA-1.26%

Medical College of Hampton
  Roads; General Refunding
  Series 1991 A RB
  6.00%, 11/15/99              A-     -         605        624,493
------------------------------------------------------------------
Norfolk (City of)
  Redevelopment and Housing
  Authority (State Board for
  Community
  Colleges-Tidewater);
  Educational Facility
  Series 1995 RB
  5.30%, 11/01/04              AA     Aa        535        570,711
------------------------------------------------------------------
  5.40%, 11/01/05              AA     Aa        500        538,916
------------------------------------------------------------------
Portsmouth (City of); Port
  Improvement Unlimited Tax
  Refunding GO
  6.40%, 11/01/03             AA-     A3        300        327,081
------------------------------------------------------------------
Portsmouth (City of); Public
  Utility Refunding Series
  1992 GO
  5.90%, 11/01/01             AA-     A3        450        477,914
------------------------------------------------------------------
                                                         2,539,115
------------------------------------------------------------------

WASHINGTON-5.49%

King (County of); Series A
  RB
  5.80%, 01/01/05             AA+    Aa1      1,000      1,085,100
------------------------------------------------------------------
Seattle (City of) (West
  Seattle Bridge); Limited
  Tax Refunding Series 1991
  GO
  6.40%, 10/01/01             AA+    Aa1        250        267,703
------------------------------------------------------------------
Seattle (Port of); Series
  1992 A RB
  6.00%, 11/01/01             AA-    Aa3        500        530,950
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE

WASHINGTON-(CONTINUED)

Snohomish (County of) Public
  Utilities District #1; RB
  5.70%, 01/01/06(b)          AAA    Aaa     $4,000   $  4,276,320
------------------------------------------------------------------
Washington Public Power
  Supply System (Nuclear
  Electric Project #1);
  Refunding Series 1989 B RB
  7.00%, 07/01/99             AA-    Aa1        600        621,953
------------------------------------------------------------------
Washington Public Power
  Supply System (Nuclear
  Electric Project #2);
  Refunding Series 1997 B RB
  5.50%, 07/01/05             AA-    Aa1      2,000      2,115,980
------------------------------------------------------------------
  5.50%, 07/01/06             AA-    Aa1      2,000      2,122,180
------------------------------------------------------------------
                                                        11,020,186
------------------------------------------------------------------

WISCONSIN-4.40%

Wisconsin (State of); Series
  A GO
  5.75%, 05/01/99              AA    Aa2      1,000      1,021,960
------------------------------------------------------------------
Wisconsin (State of) Health
  & Educational Facilities
  Authority (Aurora Health
  Care Inc.); Series 1997 RB
  6.00%, 08/15/06(b)          AAA    Aaa      2,000      2,199,780
------------------------------------------------------------------
Wisconsin (State of) Health
  & Educational Facilities
  Authority (Charity
  Obligation Group);
  Hospital Series 1997 D RB
  4.90%, 11/01/05(c)          AA+   VMIG1     2,250      2,289,803
------------------------------------------------------------------
Wisconsin (State of) Health
  & Educational Facilities
  Authority (Marshfield
  Clinic); RB
  5.20%, 02/15/07(b)          AAA    Aaa      3,210      3,348,735
------------------------------------------------------------------
                                                         8,860,278
------------------------------------------------------------------
TOTAL INVESTMENTS-98.54%                               198,044,844(g)
------------------------------------------------------------------
OTHER LIABILITIES LESS ASSETS-1.46%                      2,924,130
------------------------------------------------------------------
NET ASSETS-100.00%                                   $200,968,974
==================================================================

Abbreviations:

GO  - General Obligation Bonds
IDR - Industrial Development Revenue Bonds
NRR - Not Re-Rated
PCR - Pollution Control Revenue Bonds
RB  - Revenue Bonds

Notes to Schedule of Investments:

(a) Ratings assigned by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations); this funding is pursuant to an advance refunding of the security. Ratings are not covered by Independent Auditors' Report.
(b) Secured by bond insurance.
(c) Security has an outstanding irrevocable call or mandatory put by the issuer. Market value and maturity date reflect such call or put.
(d) Secured by an escrow fund of U.S. Treasury obligations.
(e) Payable on demand by the Fund at specified frequencies no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on 03/31/98.
(f) Secured by a letter of credit.
(g) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 1998


ASSETS:

Investments, at market value (cost
  $191,006,380)                            $  198,044,844
---------------------------------------------------------
Cash                                                6,183
---------------------------------------------------------
Receivables for:
  Capital stock sold                              737,657
---------------------------------------------------------
  Interest                                      2,837,086
---------------------------------------------------------
Investment for deferred compensation plan          18,008
---------------------------------------------------------
Other assets                                       32,484
---------------------------------------------------------
    Total assets                              201,676,262
---------------------------------------------------------

LIABILITIES:

Payables for:
  Capital stock reacquired                        236,704
---------------------------------------------------------
  Dividends                                       364,211
---------------------------------------------------------
  Deferred compensation plan                       18,008
---------------------------------------------------------
Accrued administrative services fees                3,937
---------------------------------------------------------
Accrued advisory fees                              50,321
---------------------------------------------------------
Accrued directors' fees                             2,900
---------------------------------------------------------
Accrued transfer agent fees                         6,153
---------------------------------------------------------
Accrued operating expenses                         25,054
---------------------------------------------------------
    Total liabilities                             707,288
---------------------------------------------------------
Net assets applicable to shares
  outstanding                              $  200,968,974
=========================================================

CAPITAL STOCK, $0.001 PAR VALUE PER
  SHARE:

  Authorized                                1,000,000,000
---------------------------------------------------------
  Outstanding                                  18,194,630
---------------------------------------------------------
Net asset value and redemption price per
  share                                    $        11.05
---------------------------------------------------------
Offering price per share:
  (Net asset value of $11.05 divided
  by 99.00%)                               $        11.16
---------------------------------------------------------


STATEMENT OF OPERATIONS

FOR THE YEAR ENDED MARCH 31, 1998


INVESTMENT INCOME:

Interest income                              $ 9,473,238
--------------------------------------------------------

EXPENSES:

Advisory fees                                    566,927
--------------------------------------------------------
Administrative services fees                      46,097
--------------------------------------------------------
Custodian fees                                    10,759
--------------------------------------------------------
Transfer agent fees                               53,072
--------------------------------------------------------
Registration and filing fees                      61,577
--------------------------------------------------------
Directors' fees                                    9,279
--------------------------------------------------------
Other                                            104,123
--------------------------------------------------------
       Total expenses                            851,834
--------------------------------------------------------
Net investment income                          8,621,404
--------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES:

Net realized gain (loss) on sales of
  investment securities                          (31,582)
--------------------------------------------------------
Net unrealized appreciation of investment
  securities                                   5,402,954
--------------------------------------------------------
       Net gain on investment securities       5,371,372
--------------------------------------------------------
Net increase in net assets resulting from
  operations                                 $13,992,776
========================================================


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED MARCH 31, 1998 AND 1997

                                                                   1998             1997
                                                              --------------    ------------

OPERATIONS:

  Net investment income                                        $  8,621,404     $  4,272,718
--------------------------------------------------------------------------------------------
  Net realized gain (loss) on sales of investment securities        (31,582)           7,036
--------------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) of investment
    securities                                                    5,402,954       (1,085,090)
--------------------------------------------------------------------------------------------
       Net increase in net assets resulting from operations      13,992,776        3,194,664
--------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income             (8,634,206)      (4,406,557)
--------------------------------------------------------------------------------------------
Distributions from capital                                           (3,932)         (21,485)
--------------------------------------------------------------------------------------------
Net increase from capital stock transactions                     22,272,556       91,508,711
--------------------------------------------------------------------------------------------
       Net increase in net assets                                27,627,194       90,275,333
--------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                           173,341,780       83,066,447
--------------------------------------------------------------------------------------------
  End of period                                                $200,968,974     $173,341,780
============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                   $195,083,906     $172,821,545
--------------------------------------------------------------------------------------------
  Undistributed net investment income                               (17,485)         (10,946)
--------------------------------------------------------------------------------------------
  Undistributed realized gain (loss) on sales of investment
    securities                                                   (1,135,911)      (1,104,329)
--------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities                7,038,464        1,635,510
--------------------------------------------------------------------------------------------
                                                               $200,968,974     $173,341,780
--------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 1998
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Tax-Exempt Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Company is organized as a Maryland corporation consisting of four separate portfolios: AIM Tax-Free Intermediate Fund (formerly the Intermediate Portfolio), AIM High Income Municipal Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Exempt Bond Fund of Connecticut. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to AIM Tax-Free Intermediate Fund (the "Fund"). The investment objective of the Fund is to generate as high a level of tax-exempt income as is consistent with preservation of capital by investing in high quality, intermediate-term municipal securities having a maturity of ten and one-half years or less.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Portfolio securities are valued based on market quotations or at fair value determined by a pricing service approved by the Company's Board of Directors, provided that securities with a demand feature exercisable within one to seven days are valued at par. Prices provided by the pricing service represent valuations of the mean between current bid and asked market prices which may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Portfolio securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Board of Directors or its designees determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in accordance with methods which are specifically authorized by the Board of Directors. Notwithstanding the above, short-term obligations with maturities of sixty days or less are valued at amortized cost.
B. Securities Transactions and Investment Income -- Securities transactions are recorded on a trade date basis. Realized gains and losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and original issue discounts, is earned from settlement date and is recorded on the accrual basis. On March 31, 1998, undistributed net investment income was increased by $10,195 and paid-in capital reduced by $10,195 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Dividends and Distributions to Shareholders -- It is the policy of the Fund to declare daily dividends from net investment income. Such dividends are paid monthly. Net realized capital gains (including net short-term capital gains and market discounts), if any, are distributed annually.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward (which may be carried forward to offset future taxable capital gains, if any) of $1,129,032, which expires, if not previously utilized, in the year 2006. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized. In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay "exempt interest dividends," as defined in the Internal Revenue Code.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.30% of the first $500 million of the Fund's average daily net assets, plus 0.25% of the Fund's average daily net assets in excess of $500 million, but not in excess of $1 billion, plus 0.20% of the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Fund. During the year ended March 31, 1998, the Fund reimbursed AIM $46,097 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agent and shareholder services to the Fund. During the year ended March 31, 1998, the Fund paid AFS $34,481 for such services.
  The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") pursuant to which AIM Distributors serves as the distributor for the Fund. AIM Distributors received commissions of $21,156 from sales of capital stock during the year ended March 31, 1998. Such commissions are not an expense of the Company. They are deducted from, and are not included in, the proceeds from sales of capital stock. Certain officers and directors of the Company are officers of AIM, AFS and AIM Distributors.
  During the year ended March 31, 1998, the Fund paid legal fees of $3,294 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on July 15, 1997, the Fund was limited to borrowings up to the lesser of i) $325,000,000 or ii) the limits set by its prospectus for borrowings. During the year ended March 31, 1998 , the Fund did not borrow under the line of credit agreement. The funds which are parties to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among such funds based on their respective average net assets for the period.

NOTE 5-INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold during the year ended March 31, 1998 was $76,702,244 and $39,281,760, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities as of March 31, 1998 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $7,048,177
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                            (9,713)
---------------------------------------------------------
Net unrealized appreciation of investment
  securities                                   $7,038,464
=========================================================

Investments have the same cost for tax and financial statement purposes.

NOTE 6-CAPITAL STOCK

Changes in capital stock outstanding for the years ended March 31, 1998 and 1997 were as follows:

                                                                        1998                        1997
                                                              -------------------------   -------------------------
                                                                SHARES        AMOUNT        SHARES        AMOUNT
                                                              ----------   ------------   ----------   ------------
Sold                                                           4,891,415   $ 53,561,920   11,037,256   $119,260,028
-------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends                              411,422      4,509,891      277,497      2,985,870
-------------------------------------------------------------------------------------------------------------------
Reacquired                                                    (3,262,778)   (35,799,255)  (2,855,695)   (30,737,187)
-------------------------------------------------------------------------------------------------------------------
                                                               2,040,059   $ 22,272,556    8,459,058   $ 91,508,711
-------------------------------------------------------------------------------------------------------------------

NOTE 7- FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of capital stock outstanding during each of the years in the five-year period ended March 31, 1998.

                                                                1998        1997       1996       1995       1994
                                                              --------    --------    -------    -------    -------
Net asset value, beginning of period                          $  10.73      $10.79     $10.67     $10.62     $10.74
------------------------------------------------------------  --------    --------    -------    -------    -------
Income from investment operations:
    Net investment income                                         0.50        0.50       0.52       0.49       0.48
------------------------------------------------------------  --------    --------    -------    -------    -------
    Net gains (losses) on securities (both realized and
     unrealized)                                                  0.32       (0.04)      0.12       0.04      (0.10)
------------------------------------------------------------  --------    --------    -------    -------    -------
        Total from investment operations                          0.82        0.46       0.64       0.53       0.38
------------------------------------------------------------  --------    --------    -------    -------    -------
Less distributions:
    Dividends from net investment income                         (0.50)      (0.52)     (0.52)     (0.48)     (0.48)
------------------------------------------------------------  --------    --------    -------    -------    -------
    Distributions from net realized gains                           --          --         --         --      (0.02)
------------------------------------------------------------  --------    --------    -------    -------    -------
        Total distributions                                      (0.50)      (0.52)     (0.52)     (0.48)     (0.50)
------------------------------------------------------------  --------    --------    -------    -------    -------
Net asset value, end of period                                $  11.05      $10.73     $10.79     $10.67     $10.62
============================================================  ========    ========    =======    =======    =======
Total return(a)                                                   7.79%       4.33%      6.06%      5.17%      3.47%
============================================================  ========    ========    =======    =======    =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)                      $200,969    $173,342    $83,066    $82,355    $99,757
============================================================  ========    ========    =======    =======    =======
Ratio of expenses to average net assets                           0.45%(b)     0.56%     0.65%      0.59%      0.61%(c)
============================================================  ========    ========    =======    =======    =======
Ratio of net investment income to average net assets              4.56%(b)     4.63%     4.81%      4.65%      4.37%(c)
============================================================  ========    ========    =======    =======    =======
Portfolio turnover rate                                             22%         26%        32%        75%        26%
============================================================  ========    ========    =======    =======    =======

(a) Does not deduct sales charges.
(b) Ratios are based on average net assets of $188,975,800.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.64%. Ratio of net investment income to average net assets prior to fee waivers and/or expense reimbursements was 4.35%.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders of
AIM Tax-Exempt Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of AIM Tax-Free Intermediate Fund (a portfolio of AIM Tax-Exempt Funds, Inc.), including the schedule of investments, as of March 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five year-period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.
  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and the financial highlights. Our procedures included confirmation of securities owned as of March 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Tax-Free Intermediate Fund as of March 31, 1998, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                                             KPMG Peat Marwick LLP

Houston, Texas
May 1, 1998

                                                            Directors & Officers


BOARD OF DIRECTORS                                 OFFICERS                                      OFFICE OF THE FUND
Charles T. Bauer                                   Charles T. Bauer                              11 Greenway Plaza
Chairman                                           Chairman                                      Suite 100
A I M Management Group Inc.                                                                      Houston, TX 77046
                                                   Robert H. Graham
Bruce L. Crockett                                  President                                     INVESTMENT ADVISOR
Director
ACE Limited;                                       John J. Arthur                                A I M Advisors, Inc.
Formerly Director, President, and                  Senior Vice President and Treasurer           11 Greenway Plaza
Chief Executive Officer                                                                          Suite 100
COMSAT Corporation                                 Carol F. Relihan                              Houston, TX 77046
                                                   Senior Vice President and Secretary
Owen Daly II                                                                                     TRANSFER AGENT
Director                                           Gary T. Crum
Cortland Trust Inc.                                Senior Vice President                         A I M Fund Services, Inc.
                                                                                                 P.O. Box 4739
Edward K. Dunn Jr.                                 Dana R. Sutton                                Houston, TX 77210-4739
Chairman, Mercantile Mortgage Corp.;               Vice President and Assistant Treasurer
Director, AEGEON USA;                                                                            CUSTODIAN
Formerly Vice Chairman and President,              Stuart W. Coco
Mercantile-Safe Deposit & Trust Co.; and           Vice President                                The Bank of New York
President, Mercantile Bankshares                                                                 90 Washington Street
                                                   Melville B. Cox                               11th Floor
Jack Fields                                        Vice President                                New York, NY 10286
Chief Executive Officer
Texana Global, Inc.;                               Karen Dunn Kelley                             COUNSEL TO THE FUND
Formerly Member                                    Vice President
of the U.S. House of Representatives                                                             Ballard Spahr
                                                   Renee A. Bamford                              Andrews & Ingersoll, LLP
Carl Frischling                                    Assistant Secretary                           1735 Market Street
Partner                                                                                          Philadelphia, PA 19103
Kramer, Levin, Naftalis & Frankel                  P. Michelle Grace
                                                   Assistant Secretary                           COUNSEL TO THE DIRECTORS
Robert H. Graham
President and Chief Executive Officer              Jeffrey H. Kupor                              Kramer, Levin, Naftalis & Frankel
A I M Management Group Inc.                        Assistant Secretary                           919 Third Avenue
                                                                                                 New York, NY 10022
John F. Kroeger                                    Nancy L. Martin
Formerly Consultant                                Assistant Secretary                           DISTRIBUTOR
Wendell & Stockel Associates, Inc.
                                                   Ofelia M. Mayo                                A I M Distributors, Inc.
Lewis F. Pennock                                   Assistant Secretary                           11 Greenway Plaza
Attorney                                                                                         Suite 100
                                                   Lisa A. Moss                                  Houston, TX 77046
Ian W. Robinson                                    Assistant Secretary
Consultant; Formerly Executive                                                                   AUDITORS
Vice President and                                 Kathleen J. Pflueger
Chief Financial Officer                            Assistant Secretary                           KPMG Peat Marwick LLP
Bell Atlantic Management                                                                         700 Louisiana
Services, Inc.                                     Samuel D. Sirko                               Houston, TX 77002
                                                   Assistant Secretary
Louis S. Sklar
Executive Vice President                           Stephen I. Winer
Hines Interests                                    Assistant Secretary
Limited Partnership

REQUIRED FEDERAL INCOME TAX INFORMATION

We are required by Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end as to the federal tax status of dividends paid by the Fund during its fiscal year ended March 31, 1998.

AIM Tax-Free Intermediate Fund paid ordinary dividends in the amount of $0.5008 per share during its fiscal year ended March 31, 1998. Of this amount, 100% qualified as tax-exempt interest dividends for federal income tax purposes.

For the purpose of preparing your annual federal income tax returns, however, you should report the amounts as reflected on the appropriate Form 1099-DIV.


                                                                       THE AIM FAMILY OF FUNDS --Registered Trademark--

                                                                       AGGRESSIVE GROWTH
                                                                       AIM Aggressive Growth Fund*
                                                                       AIM Asian Growth Fund
                                                                       AIM Capital Development Fund
                                                                       AIM Constellation Fund
                                                                       AIM European Development Fund
                                                                       AIM Global Aggressive Growth Fund

                                                                       GROWTH OF CAPITAL
             [PHOTO OF                                                 AIM Advisor International Value Fund
          11 GREENWAY PLAZA                                            AIM Blue Chip Fund
           APPEARS HERE]                                               AIM Global Growth Fund
                                                                       AIM International Equity Fund
                                                                       AIM Select Growth Fund
                                                                       AIM Value Fund
                                                                       AIM Weingarten Fund

                                                                       GROWTH AND INCOME OR INCOME WITH CAPITAL GROWTH
                                                                       AIM Advisor Flex Fund
                                                                       AIM Advisor Large Cap Value Fund
                                                                       AIM Advisor MultiFlex Fund
                                                                       AIM Advisor Real Estate Fund
                                                                       AIM Balanced Fund
                                                                       AIM Charter Fund
                                                                       AIM Global Utilities Fund

                                                                       HIGH CURRENT INCOME OR CURRENT INCOME
                                                                       AIM High Yield Fund
                                                                       AIM Global Income Fund
                                                                       AIM Income Fund

                                                                       CURRENT TAX-FREE INCOME
                                                                       AIM High Income Municipal Fund
                                                                       AIM Municipal Bond Fund
                                                                       AIM Tax-Exempt Bond Fund of Connecticut
                                                                       AIM Tax-Free Intermediate Fund

                                                                       CURRENT INCOME AND HIGH DEGREE OF SAFETY
A I M Management Group Inc. has provided leadership in the             AIM Intermediate Government Fund
mutual fund industry since 1976 and managed approximately              AIM Limited Maturity Treasury Fund
$89 billion in assets for more than 3.9 million shareholders,          AIM Money Market Fund
including individual investors, corporate clients, and financial       AIM Tax-Exempt Cash Fund
institutions as of March 31, 1998. The AIM Family of
Funds --Registered Trademark-- is distributed nationwide, and          *AIM Aggressive Growth Fund was closed to new investors on
AIM today ranks among the nation's top 15 mutual fund                  June 5, 1997. For more complete information about any AIM
companies in assets under management, according to Lipper              Fund(s), including sales charges and expenses, ask your
Analytical Services, Inc.                                              financial consultant or securities dealer for a free
                                                                       prospectus(es). Please read the prospectus(es) carefully
                                                                       before you invest or send money.

                                                                             INVEST WITH DISCIPLINE-SM-
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